Provisions, contingent liabilities, contingent assets and credit commitments	12 Months Ended
Sep. 30, 2025
Provisions, contingent liabilities, contingent assets and credit commitments
Provisions, contingent liabilities, contingent assets and credit commitments

Note 25.Provisions, contingent liabilities, contingent assets and credit commitments

Accounting policy

Provisions

Provisions are recognised for present obligations arising from past events where a payment (or other economic transfer) is likely to be necessary to settle the obligation and can be reliably estimated.

Employee benefits – long service leave provision

Long service leave is granted to certain employees in Australia and New Zealand. The provision is calculated based on the expected payments. When payments are expected to be more than one year in the future, the provision is discounted to present value using assumptions for expected employee service, utilisation and average salary increases.

Provisions carried for long service leave are supported by an independent actuarial report.

Employee benefits – annual leave and other employee benefits provision

The provision for annual leave and other employee benefits (including wages and salaries, inclusive of non-monetary benefits, and any associated on-costs (e.g. payroll tax)) is calculated based on expected payments.

Provision for ECL on credit commitments

Westpac is committed to provide facilities and guarantees as explained below. The provision for ECL is calculated using the methodology described in Note 10.

Compliance, Regulation and Remediation provisions

The compliance, regulation and remediation provisions relate to matters of potential misconduct in providing services to customers identified both as a result of regulatory action and internal reviews. An assessment of the likely cost of these matters to Westpac (including applicable customer refunds) is made on a case-by-case basis and specific provisions are made where appropriate.

Contingent liabilities

Contingent liabilities are possible obligations whose existence will be confirmed only by uncertain future events, and present obligations where the transfer of economic resources is not probable or cannot be reliably measured. Contingent liabilities are not recognised in the balance sheet but are disclosed unless the outflow of economic resources is remote.

Undrawn credit commitments

Westpac enters into various arrangements with customers which are only recognised in the balance sheet when called upon. These arrangements include commitments to extend credit, bill endorsements, financial guarantees, standby letters of credit and underwriting facilities.

Contingent assets

Contingent assets are possible assets whose existence will be confirmed only by uncertain future events. Contingent assets are not recognised in the balance sheet but are disclosed if an inflow of economic benefits is probable.

Critical accounting assumptions and estimates

The financial reporting of provisions for litigation and non-lending losses and for compliance, regulation and remediation matters involves a significant degree of judgement in relation to identifying whether a present obligation exists and also in estimating the probability, timing, nature and quantum of the outflows that may arise from past events. These judgements are made based on the specific facts and circumstances relating to individual events.

Note 25.	Provisions, contingent liabilities, contingent assets and credit commitments (Continued)

Provisions

						Litigation,
		Annual leave	Provision for			non-lending
		and other	impairment	Lease	Restructuring	losses and
	Long service	employee	on credit	restoration	and other	remediation
$m	leave	benefits	commitments	obligations	provisions	provisions	Total
Consolidated
Balance as at 30 September 2024	477	899	516	163	210	240	2,505
Additions	90	1,200	49	6	369	189	1,903
Utilisation	(56)	(1,167)	-	(8)	(225)	(90)	(1,546)
Reversal of unutilised provisions	(17)	(2)	(96)	(2)	(71)	(62)	(250)
Balance as at 30 September 2025	494	930	469	159	283	277	2,612
Parent Entity
Balance as at 30 September 2024	465	824	464	141	198	179	2,271
Additions	89	1,161	49	4	336	142	1,781
Utilisation	(55)	(1,128)	-	(6)	(203)	(70)	(1,462)
Reversal of unutilised provisions	(17)	(2)	(83)	(2)	(66)	(44)	(214)
Balance as at 30 September 2025	482	855	430	137	265	207	2,376

Legislative liabilities

Westpac had the following assessed liabilities as at 30 September 2025:

●	$26 million (2024: $22 million) based on an actuarial assessment as a self-insurer under the Workers’ Compensation Act 1987 and the Workplace Injury Management and Workers’ Compensation Act 1998 (New South Wales);
●	$7 million (2024: $7 million) based on actuarial assessment as a self-insurer under the Accident Compensation Act 1985 (Victoria);
●	$7 million (2024: $7 million) based on actuarial assessment as a self-insurer under the Workers’ Rehabilitation and Compensation Act 1986 (South Australia);
●	$2 million (2024: $2 million) based on an actuarial assessment as a self-insurer under the Workers’ Compensation and Rehabilitation Act 2003 (Queensland);
●	Nil (2024: nil) based on an actuarial assessment as a self-insurer under the Workers’ Compensation Act 1951 (Australian Capital Territory);
●	Nil (2024: nil) based on an actuarial assessment as a self-insurer under the Return to Work Act 1986 (Northern Territory);
●	$1 million (2024: $1 million) based on an actuarial assessment as a self-insurer under the Workers’ Compensation and Injury Management Act 1981 (Western Australia); and
●	$2 million (2024: $2 million) based on an actuarial assessment as a self-insurer under the Workers’ Rehabilitation and Compensation Act 1988 (Tasmania).

Appropriate provision has been made for these liabilities in the provision for annual leave and other employee benefits above.

Note 25.	Provisions, contingent liabilities, contingent assets and credit commitments (Continued)

Provisions

Litigation, non-lending losses and remediation provisions

Provisions for the financial year 2025 include estimates of:

●	Customer refunds associated with matters of potential historical misconduct;
●	Costs of completing remediation programs; and
●	Potential non-lending losses and costs connected with certain litigation and regulatory investigations.

It is possible that the final outcome could be below or above the provision, if the actual outcome differs from the assumptions used in estimating the provision. Remediation processes may change over time as further facts emerge and such changes could result in a change to the final exposure.

Certain litigation and regulatory matters

As at 30 September 2025, the Group held provisions in respect of potential non-lending losses and costs connected with certain litigation and regulatory matters, including:

●	Civil penalty proceedings commenced by ASIC against Westpac on 4 September 2023, alleging contraventions under the National Credit Code (Credit Code) and National Consumer Credit Protection Act 2009 (Cth). The proceedings relate to system and operational failures and allege that Westpac did not respond to 277 online hardship applications between 2015 and 2023 within the time-frames required under the Credit Code. Westpac self-reported the incidents to ASIC and has remediated impacted customers. ASIC also alleges that Westpac failed to do all things necessary to ensure that credit activities were engaged in efficiently, honestly and fairly. The Court’s judgment is reserved following the hearing on liability and penalty on 26 May 2025.
●	A class action commenced against Westpac and St.George Finance Limited (SGF) on 15 July 2020, in the Supreme Court of Victoria in relation to flex commissions paid to auto dealers from 1 March 2013 to 31 October 2018. Westpac and SGF settled the class action on 14 March 2025 without admission of liability. On 27 August 2025, the Court approved the settlement amount of $130 million.
●	Agreed civil penalty proceedings between ASIC and RAMS Financial Group Pty Limited (RFG) relating to RFG’s oversight of conduct of RAMS third-party franchisees and franchisee employees who were authorised credit representatives of RFG between 3 June 2019 to 30 April 2023. On 24 October 2025, the Court delivered its judgement and imposed a penalty of $20 million plus costs.

Where matters have not been resolved, there remains uncertainty as to the expense that may be associated with these matters, including the approach that the relevant counterparty or Courts may take in relation to these matters, and the Court’s assessment of applicable fines, penalties, loss or damages. It is possible that the actual aggregate expense to Westpac associated with a Court determined resolution of these matters may be higher or lower than the provision.

Restructuring provisions

Westpac carries restructuring provisions for committed business restructures and branch closures. The provisions held primarily relate to staff separation costs and redundancies.

Lease restoration obligations

The lease restoration provision reflects an estimate of the cost of making good leasehold premises at the end of Westpac’s property leases.

Note 25.	Provisions, contingent liabilities, contingent assets and credit commitments (Continued)

Contingent liabilities

Regulatory investigations, reviews and inquiries

Domestic regulators, statutory authorities and other bodies, such as ASIC, the ACCC, APRA, AUSTRAC, BCCC, AFCA, the OAIC, the ATO and the Fair Work Ombudsman (FWO), as well as certain international regulators and other bodies such as the Reserve Bank of New Zealand, New Zealand Financial Markets Authority, New Zealand Commerce Commission, BPNG and its Financial Analysis & Supervision Unit, Reserve Bank of Fiji, and the SEC, from time to time conduct investigations, reviews or inquiries (some of which may be industry wide). These activities can cover a range of matters (including potential contraventions and non-compliance) that involve, or may in the future, involve the Group.

These currently include:

●	An investigation by the FWO in relation to Westpac’s self-disclosed remediation program regarding employee pay-related entitlements. Westpac considers enforcement action against it likely, and could include an Enforceable Undertaking; and
●	Regulatory investigations, reviews or inquiries into other areas such as the AML/CTF Program and associated processes and procedures, compliance with industry codes, monitoring of certain consumer transactions, consumer lending conduct, responsible lending and compliance with lending obligations, consumer credit contracts, banking products and services, and hardship processes.

It is uncertain what (if any) actions will result following the conclusion of these investigations or matters. No provisions have yet been made in relation to any financial liability that might arise, or costs that may be incurred in the event proceedings are pursued in relation to the matters outlined above. Such investigations, reviews or inquiries, or risk-based decisions taken by Westpac regarding relevant businesses, have previously resulted, and/or may in the future result in litigation (including class action proceedings and criminal proceedings), significant fines and penalties, infringement notices, enforcement action including enforceable undertakings, requirement to undertake a review, referral to the relevant Commonwealth or State Director of Public Prosecutions for consideration for criminal prosecution, imposition of capital or liquidity requirements, licence revocation, suspension or variation, customer remediation or other sanctions or actions being taken by regulators or other parties. Investigations have in some instances resulted, and could in the future result, in findings of a significant number of breaches of obligations. This in turn could lead to significant financial and other penalties. Prior penalties and contraventions by Westpac in relation to similar issues can also affect penalties that may be imposed. Reliance on third parties and any contributing actions of third parties may not mitigate penalties.

Litigation

There are ongoing Court proceedings, claims and possible claims against the Group. Contingent liabilities exist in respect of actual and potential claims and proceedings, including those listed below.

Class actions

In addition to the class action litigation noted under Provisions, above:

●	Westpac is defending a class action proceeding which was commenced in December 2019 in the Federal Court of Australia on behalf of certain investors who acquired an interest in Westpac securities between 30 June 2014 and 19 November 2019. The proceeding involves allegations relating to market disclosure issues connected to Westpac’s monitoring of financial crime over the relevant period and matters which were the subject of the AUSTRAC civil proceedings. The damages sought on behalf of members of the class have not yet been specified. However, in the course of a procedural hearing in August 2022, the applicant indicated that a preliminary estimate of the losses that may be alleged in respect of a subset of potential group members exceeded $1 billion. While it remains unclear how the applicant will ultimately formulate their estimate of alleged damages claimed on behalf of group members, it is possible that the claim may be higher (or lower) than the amount referred to above. Given the time period and the nature of the claims alleged to be in question, along with the reduction in our market capitalisation at the time of the commencement of the AUSTRAC civil proceedings, it is likely that any total alleged damages (when, and if, ultimately articulated by the applicant) will be significant. Westpac continues to deny both that its disclosure was inappropriate and, as such, that any group member has incurred damage. The Court has made orders for a hearing to commence on 5 April 2027 with an estimated duration of six weeks; and
●	Disputes have been raised by franchisees who were exited by RFG, including the commencement of a class action in May 2024. The class action and an additional proceeding commenced by an exited franchisee have been listed for hearing to commence on 31 August 2026.

Note 25.	Provisions, contingent liabilities, contingent assets and credit commitments (Continued)

Internal reviews and remediation

As in prior periods, Westpac is continuing to undertake a number of reviews to identify and resolve issues that have the potential to impact us, our customers, employees, other stakeholders and our reputation. These internal reviews continue to identify issues, in respect of which, we are taking, or will take, action so that Westpac, our customers and employees (as applicable) are not disadvantaged from certain past practices, including by making compensation/remediation payments and providing refunds where appropriate. These issues include, among other things, consumer lending conduct; responsible lending and compliance with lending obligations; hardship processes; sufficiency of training, policies, processes and procedures; AML/CTF Program and associated processes and procedures; use of our products or services for an improper purpose; product disclosure; protection and destruction of personal information; and impacts from inadequate product governance, including the way some product terms and conditions are operationalised.

By undertaking these reviews, we can also improve our processes and controls, including those of our contractors, agents, and authorised credit representatives. An assessment of the Group’s likely loss has been made on a case-by-case basis for the purpose of the financial statements but cannot always be reliably estimated. Even where Westpac has remediated or compensated customers, employees or issues, there can still be the risk of regulators challenging the basis, scope or pace of remediation, taking enforcement action (including seeking enforceable undertakings and contrition payments), or imposing fines/penalties or other sanctions, including civil or criminal prosecutions. Contingent liabilities may exist in respect of actual or potential claims or proceedings (which could be brought by customers, individuals, employees/unions, regulators or criminal prosecutors), compensation/remediation payments and/or refunds identified as part of these reviews.

Contingent levies

The Group is subject to a number of regulatory levies, which may be imposed at the discretion of the relevant regulating body. These include levies that fund the Financial Claims Scheme and the Compensation Scheme of Last Resort.

Exposures to third parties relating to divested businesses

The Group has potential exposures relating to warranties, indemnities and other commitments it has provided to third parties in connection with various divestments of entities, businesses and assets. The warranties, indemnities and other commitments cover a range of matters, conduct and risks. We have made payments under these indemnities and are in discussions with one or more parties in relation to claims made, and potential claims, under these arrangements. Provisions have been raised for matters where a present obligation exists, and a probable settlement can be reliably estimated.

Contingent tax risk

Tax and regulatory authorities in Australia and in other jurisdictions review, in the normal course of business, the direct and indirect taxation treatment of transactions (both historical and present-day transactions) undertaken by the Group. The Group also responds to various notices and requests for information it receives from tax and regulatory authorities.

These reviews, notices and requests may result in additional tax liabilities (including interest and penalties).

Westpac has assessed these and other taxation matters arising in Australia and elsewhere, including seeking independent advice.

Clearing and settlement obligations

Westpac is subject to the rules governing clearing and settlement activities under which loss sharing arrangements may arise. This includes the requirements of central clearing houses where the Group has made contributions to a default fund. In the event of a default of another clearing member, the Group could be required to make additional default fund contributions.

Parent entity guarantees and undertakings to subsidiaries

Westpac Banking Corporation, as the parent entity of Westpac, provides letters of comfort in respect of certain subsidiaries in the normal course of business. These recognise that Westpac has a responsibility that those subsidiaries continue to meet their obligations.

Previously the parent entity also provided guarantees to certain wholly-owned subsidiaries which are Australian financial services or credit licensees to comply with legislative requirements. All but two of these guarantees were capped at $20 million per year and two specific guarantees were capped at $2 million. In 2025, these guarantees have been either replaced by a professional indemnity insurance policy or have been cancelled.

Note 25.	Provisions, contingent liabilities, contingent assets and credit commitments (Continued)

Contingent assets

The credit commitments shown in the following table also constitute contingent assets. These commitments would be classified as loans in the balance sheet on the contingent event occurring.

Undrawn credit commitments

Westpac enters into various arrangements with customers that constitute contingent assets. If a specified contingent event occurs, these commitments will be called upon and recognised on the balance sheet as loans.

Any associated cash outflows expose Westpac to liquidity risk, while the resulting receivable exposes Westpac to credit risk should the counterparty fail to repay amounts owed as they become due. Westpac’s maximum exposure to credit losses is the contractual or notional amount of the arrangement, noting that some credit commitments can be cancelled by Westpac at any time, and a significant portion are expected to expire without being drawn upon. As a result, notional amounts do not necessarily reflect future cash requirements.

Westpac applies the same credit policies when entering into these arrangements as it does for on balance sheet instruments. Refer to Note 11 and Note 21 of the 2025 Annual Report for further details of credit risk and liquidity risk management, respectively.

Undrawn credit commitments, excluding derivatives, are disclosed in the below table:

●	Financial guarantees, letters of credit and other credit substitutes support the financial obligations of customers to third parties. Utilisation of these contracts is generally dependent on the creditworthiness of the customer. The Group may hold cash as collateral for certain financial guarantees issued;
●	Performance-related contingencies support the non-monetary obligations of customers to third parties, where payment will generally need to be made if a customer fails to fulfil a non-monetary contractual obligation to that third party;
●	Remaining commitments to extend credit mainly comprises various forms of credit facilities.

	Consolidated		Parent Entity
$m	2025	2024	2025	2024
Undrawn credit commitments[a]
Financial guarantees, letters of credit and other credit substitutes	15,721	15,220	15,254	14,642
Performance-related contingencies	6,709	5,393	6,484	5,369
Remaining commitments to extend credit[b]	198,739	191,498	173,966	167,851
Total undrawn credit commitments	221,169	212,111	195,704	187,862

a.

The composition of undrawn credit commitments has been revised to better reflect the nature of the types of commitments provided. Comparatives have been revised to align with current period presentation.

b.

Commitments to extend credit include all obligations on the part of the Group to provide credit facilities. As facilities may expire without being drawn upon, the notional amounts do not necessarily reflect future cash requirements. In addition to the commitments disclosed above, $7.4 billion (2024: $6.0 billion) for the Group and $6.3 billion (2024: $5.1 billion) for the Parent Entity of credit exposures were offered and accepted but still revocable. These represent part of Westpac Group’s maximum credit exposure to credit risk.